Restatement (Details) - Schedule of Restatement Adjustments of Financial Statements	Jun. 30, 2023 USD ($)
As previously report [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital	$ 98,689,295
Accumulated deficit	(93,056,277)
Restatement adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital	(34,020,000)
Accumulated deficit	34,020,000
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital	64,669,295
Accumulated deficit	$ (59,036,277)